UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03605
Northern Institutional Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 637-1380
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
Item 1. Reports to Stockholders.
(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

LIQUID ASSETS PORTFOLIO
SHARES/NILAP
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	$3	0.03%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	4.42%	3.23%	2.21%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$2,194,422
Total number of portfolio holdings	83
Total net advisory fees paid (in thousands)	$42
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	51.8%
U.S. Government Agencies	32.7%
U.S. Government Obligations	12.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR NILAP (1/26)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT PORTFOLIO
SHARES/BNGXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	4.18%	3.00%	1.98%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$21,914,589
Total number of portfolio holdings	105
Total net advisory fees paid (in thousands)	$50,416
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	55.9%
U.S. Government Agencies	29.8%
U.S. Government Obligations	13.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR BNGXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT SELECT PORTFOLIO
SERVICE SHARES/BSCXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Service Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	4.26%	3.05%	2.03%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,422,699
Total number of portfolio holdings	118
Total net advisory fees paid (in thousands)	$46,114
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	50.0%
U.S. Government Agencies	31.8%
U.S. Government Obligations	15.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR BSCXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT SELECT PORTFOLIO
SHARES/BGSXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	4.26%	3.05%	2.03%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,422,699
Total number of portfolio holdings	118
Total net advisory fees paid (in thousands)	$46,114
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	50.0%
U.S. Government Agencies	31.8%
U.S. Government Obligations	15.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR BGSXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT SELECT PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/WCGXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	4.26%	3.05%	2.03%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,422,699
Total number of portfolio holdings	118
Total net advisory fees paid (in thousands)	$46,114
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	50.0%
U.S. Government Agencies	31.8%
U.S. Government Obligations	15.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR WCGXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO
PREMIER SHARES/NTPXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$20	0.20%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Premier Shares class of the Portfolio at inception on August 1, 2016 and compares the initial and subsequent account values at the end of each of the completed fiscal years since inception.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	Since Inception
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	4.20%	3.02%	2.14%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$99,044,601
Total number of portfolio holdings	74
Total net advisory fees paid (in thousands)	$112,806
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	53.2%
Repurchase Agreements	44.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR NTPXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO
SHARES/NITXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (SHARES/NITXX)	$15	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SHARES/NITXX)	4.25%	3.06%	2.05%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$99,044,601
Total number of portfolio holdings	74
Total net advisory fees paid (in thousands)	$112,806
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	53.2%
Repurchase Agreements	44.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR NITXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/SWSXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$15	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. Siebert Williams Shank Shares commenced operations on December 22, 2021. Performance of Siebert Williams Shank Shares prior to that date is for the Fund’s Shares class. Siebert Williams Shank Shares would have substantially similar annual returns because the Shares Class is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	4.25%	3.06%	2.05%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$99,044,601
Total number of portfolio holdings	74
Total net advisory fees paid (in thousands)	$112,806
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	53.2%
Repurchase Agreements	44.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR SWSXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO
PREMIER SHARES/NPYXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Premier Shares class of the Portfolio at inception on June 11, 2024 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $10,000
Average Annual Total Returns	1 year	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	4.27%	4.53%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$8,752,157
Total number of portfolio holdings	41
Total net advisory fees paid (in thousands)	$1,182
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR NPYXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO
SHARES/NTYXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	$5	0.05%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio at inception on October 7, 2024 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	4.32%	4.38%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$8,752,157
Total number of portfolio holdings	41
Total net advisory fees paid (in thousands)	$1,182
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR NTYXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/SWIXX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of October 24, 2025 (Commencement of Class Operations) to November 30, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWIXX)	$1*	0.07%
*	For the period from October 24, 2025 (Commencement of Class Operations) through November 30, 2025. Expenses for the full fiscal year would be higher.
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio at inception on October 24, 2025 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $10,000
Average Annual Total Returns	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWIXX)	0.41%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$8,752,157
Total number of portfolio holdings	41
Total net advisory fees paid (in thousands)	$1,182
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF ANR-TSR SWIXX (1/26)
NORTHERN INSTITUTIONAL FUNDS

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin and Therese M. Bobek each are an “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2025 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2025 and November 30, 2024, respectively, as follows:

		2025			2024
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$132,075	$0	$5,883,960(3)	$129,475	$0	$5,185,550(3)
(b) Audit-Related Fees	$28,650(1)	$0	$165,983(4)	$26,205(1)	$0	$202,100(4)
(c) Tax Fees	$18,025(2)	$0	$3,923,024(5)	$17,675(2)	$0	$3,230,810(5)
(d) All Other Fees	$0	$0	$1,090,836(6)	$0	$0	$1,199,545(6)

(1)    Amount relates to 17f-2 procedures.

(2)    Amounts relate to excise tax return review and registered investment company tax return review.

(3)    Amounts relate to audit fees on The Northern Trust Company sponsored funds.

(4)    Amounts relate to agreed upon procedures for The Northern Trust Company and 17f-2 procedures.

(5)    Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.

(6)    Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2025 and November 30, 2024, respectively, are Northern Trust Investments, Inc.

(“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $5,226,518 and $4,676,335 for 2025 and 2024, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 4(i)

Not applicable.

Item 4(j)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
November 30, 2025

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES
3	STATEMENT OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
6	LIQUID ASSETS PORTFOLIO
9	NOTES TO THE FINANCIAL STATEMENTS
14	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
15	FORM N-CSR - ITEMS 8-11

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	November 30, 2025

Amounts in thousands, except per share data	Liquid Assets Portfolio
ASSETS:
Investments, at amortized cost, which approximates fair value	$984,485
Repurchase agreements, at cost, which approximates fair value	1,136,000
Cash	72,726
Interest income receivable	3,916
Receivable for securities sold	5,000
Receivable from investment adviser	215
Prepaid and other assets	4
Total Assets	2,202,346
LIABILITIES:
Distributions payable to shareholders	7,585
Payable to affiliates:
Management fees	190
Custody fees	38
Transfer agent fees	60
Accrued Trustee fees and expenses	12
Accrued other liabilities	39
Total Liabilities	7,924
Net Assets	$2,194,422
ANALYSIS OF NET ASSETS:
Capital stock	$2,194,570
Distributable loss	(148)
Net Assets	$2,194,422
Total Shares Outstanding (no par value, unlimited shares authorized)	2,194,569
Net Asset Value, Redemption and Offering Price Per Share	$1.00
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	For the Fiscal Year Ended November 30, 2025

Amounts in thousands	Liquid Assets Portfolio
INVESTMENT INCOME:
Interest income	$102,065
Income from affiliates (Note 5)	1,270
Total Investment Income	103,335
EXPENSES:
Management fees	2,372
Custody fees	193
Transfer agent fees	356
Printing fees	22
Professional fees	64
Trustee fees and expenses	14
Other	40
Total Expenses	3,061
Less expenses contractually reimbursed by investment adviser	(2,330)
Net Expenses	731
Net Investment Income	102,604
NET REALIZED GAINS:
Net realized gains on:
Investments	146
Net Gains	146
Net Increase in Net Assets Resulting from Operations	$102,750
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  3 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED November 30,

	Liquid Assets Portfolio
Amounts in thousands	2025	2024
OPERATIONS:
Net investment income	$102,604	$93,862
Net realized gains	146	77
Net Increase in Net Assets Resulting from Operations	102,750	93,939
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	73,445	367,762
Net Increase in Net Assets Resulting from Capital Share Transactions	73,445	367,762
DISTRIBUTIONS PAID:
Distributable earnings	(102,604)	(93,862)
Total Distributions Paid	(102,604)	(93,862)
Total Increase in Net Assets	73,591	367,839
NET ASSETS:
Beginning of year	2,120,831	1,752,992
End of year	$2,194,422	$2,120,831

(1)	The number of shares approximates the dollar amount of transactions.
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED November 30,

Liquid Assets Portfolio
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05	0.01	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.05	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(— )(1)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)	(— )
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	4.42%	5.41%(3)	5.07%(4),(5)	1.31%(6)	0.04%(7),(8)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,194,422	$2,120,831	$1,752,992	$1,397,613	$1,069,319
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.01%	0.02%	0.03%
Expenses, before waivers, reimbursements and credits	0.13%	0.13%	0.13%	0.13%	0.14%
Net investment income, net of waivers, reimbursements and credits	4.32%	5.26%(3)	4.99%(4)	1.39%	0.04%(7)
Net investment income (loss), before waivers, reimbursements and credits	4.22%	5.16%(3)	4.87%(4)	1.28%	(0.07)%(7)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(4)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $277,000. Total return excluding the voluntary reimbursement would have been 5.05%.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $210,000. Total return excluding the voluntary reimbursement would have been 1.30%.

(7)
During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the
Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income
(loss), before waivers, reimbursements and credits ratio would have been 0.03% and -0.08%, respectively.

(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  5 LIQUID ASSETS PORTFOLIO

Schedule of Investments

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 32.7% (1)
Federal Farm Credit Bank – 13.9%
FFCB Discount Notes,
3.76%, 3/16/26(2)	$8,000	$7,912
3.75%, 4/7/26(2)	12,000	11,841
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 3.97%, 12/1/25(3)	6,000	6,000
(Floating, U.S. Federal Funds + 0.12%), 3.99%, 12/1/25(3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.12%), 4.00%, 12/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.13%), 4.01%, 12/1/25(3)	67,000	67,000
(Floating, U.S. Federal Funds + 0.13%), 4.01%, 12/1/25(3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.14%), 4.01%, 12/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.15%), 4.02%, 12/1/25(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.15%), 4.02%, 12/1/25(3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.15%), 4.03%, 12/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.16%), 4.04%, 12/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.04%), 4.09%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.11%), 4.16%, 12/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.12%), 4.16%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.12%), 4.17%, 12/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.13%), 4.17%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.13%), 4.18%, 12/1/25(3)	17,500	17,500
(Floating, U.S. SOFR + 0.13%), 4.18%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	12,000	12,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.7% (1)continued
Federal Farm Credit Bank – 13.9%continued
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	$5,000	$5,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	12,000	12,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	7,085	7,085
(Floating, U.S. SOFR + 0.16%), 4.20%, 12/1/25(3)	5,000	5,000
		305,338
Federal Home Loan Bank – 18.4%
FHLB Bonds,
3.88%, 2/26/26	25,000	24,984
3.85%, 3/9/26	15,000	15,000
3.85%, 3/10/26	15,000	15,000
3.63%, 3/17/26	25,000	24,983
3.50%, 11/23/26	22,820	22,789
3.50%, 11/27/26	25,000	24,964
FHLB Discount Notes,
4.02%, 1/2/26(2)	10,000	9,964
4.05%, 1/5/26(2)	30,000	29,881
4.05%, 1/6/26(2)	15,000	14,939
4.06%, 1/8/26(2)	54,160	53,926
3.76%, 2/3/26(2)	5,000	4,966
3.92%, 2/10/26(2)	15,000	14,883
3.94%, 2/11/26(2)	25,000	24,802
3.82%, 2/20/26(2)	30,000	29,740
3.70%, 2/23/26(2)	5,000	4,956
3.70%, 2/27/26(2)	13,270	13,148
3.71%, 3/30/26(2)	10,000	9,876
3.65%, 4/9/26(2)	15,000	14,802
3.62%, 4/13/26(2)	15,000	14,795
FHLB Notes,
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	20,000	20,000
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

November 30, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.7% (1)continued
Federal Home Loan Bank – 18.4%continued
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	$5,000	$5,000
(Floating, U.S. SOFR + 0.18%), 4.22%, 12/1/25(3)	10,000	10,000
		403,398
Federal Home Loan Mortgage Corporation – 0.4%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%), 4.16%, 12/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	5,000	5,000
		10,000
Total U.S. Government Agencies
(Cost $718,736)		718,736

U.S. GOVERNMENT OBLIGATIONS – 12.1%
U.S. Treasury Bills – 8.8%
4.01%, 12/2/25(2)	10,000	9,999
3.92%, 12/9/25(2)	25,000	24,977
3.90%, 12/16/25(2)	18,575	18,544
4.05%, 12/26/25(2)	25,000	24,929
3.89%, 1/2/26(2)	30,000	29,893
3.72%, 1/8/26(2)	700	697
3.90%, 2/12/26(2)	14,130	14,016
3.63%, 2/17/26(2)	20,000	19,835
3.62%, 3/3/26(2)	10,000	9,904
3.65%, 4/30/26(2)	15,000	14,770
3.64%, 5/7/26(2)	10,000	9,839
3.66%, 5/14/26(2)	15,000	14,748
		192,151
U.S. Treasury Notes – 3.3%
0.88%, 6/30/26	5,000	4,910
1.88%, 6/30/26	5,000	4,938
0.63%, 7/31/26	25,000	24,445
4.38%, 7/31/26	15,000	15,028
0.88%, 9/30/26	4,700	4,592
1.25%, 11/30/26	10,000	9,761
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 12.1%continued
U.S. Treasury Notes – 3.3%continued
1.63%, 11/30/26	$5,000	$4,899
4.25%, 11/30/26	5,000	5,025
		73,598
Total U.S. Government Obligations
(Cost $265,749)		265,749

Investments, at Amortized Cost
( $984,485)		984,485

REPURCHASE AGREEMENTS – 51.8% (4)
Bank of America N.A., dated 11/28/25, repurchase price $250,085, 4.09%, 12/1/25	250,000	250,000
Barclays Capital, Inc., dated 10/30/25, repurchase price $50,171, 3.85%, 12/5/25(5)	50,000	50,000
Canadian Imperial Bank of Commerce, dated 10/30/25, repurchase price $50,172, 3.86%, 12/5/25(5)	50,000	50,000
Citigroup Global Markets, Inc., dated 11/28/25, repurchase price $123,042, 4.09%, 12/1/25	123,000	123,000
Citigroup Global Markets, Inc., dated 11/28/25, repurchase price $63,021, 4.08%, 12/1/25	63,000	63,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $200,069, 4.11%, 12/1/25	200,000	200,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $250,085, 4.09%, 12/1/25	250,000	250,000
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  7 LIQUID ASSETS PORTFOLIO

Schedule of Investments

LIQUID ASSETS PORTFOLIO continued	November 30, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 51.8% (4)continued
Royal Bank of Canada, dated 11/12/2025, repurchase price $50,105, 3.96%, 12/5/25(5)	$50,000	$50,000
Societe Generale S.A., dated 11/28/25, repurchase price $100,034, 4.09%, 12/1/25	100,000	100,000
		1,136,000
Total Repurchase Agreements
(Cost $1,136,000)		1,136,000

Total Investments – 96.6%
(Cost $2,120,485)		2,120,485
Other Assets less Liabilities – 3.4%		73,937
NET ASSETS – 100.0%		$2,194,422

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of November 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$ 287,911	1.50% — 7.00%	6/1/50 — 11/1/55
FNMA	274,145	2.00% —7.00%	1/1/30 — 9/1/61
GNMA	4,443	2.00% — 7.50%	2/15/33 — 10/20/73
U.S. Treasury Bills	1	0.00%	2/19/26
U.S. Treasury Bonds	50,871	3.25%	5/15/42
U.S. Treasury Notes	546,872	1.25% — 4.63%	6/30/27 — 7/15/35
Total	$1,164,243

(5)	Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$2,120,485	$—	$2,120,485

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

Notes to the financial statements	November 30, 2025
1. ORGANIZATION
Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2025, each with its own investment objective (e.g., income consistent with preservation of capital).
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) determination of the Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 3:00 p.m. Central time.
A) VALUATION OF SECURITIES The investments held by the Portfolio are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes  the extent of any deviation from the Portfolio's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in the accompanying Schedule of Investments.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2025.
The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolio may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

Notes to the financial statements continued
and calculate the net exposure to the defaulting party or request additional collateral. As of November 30, 2025, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America N.A.	$250,000	$(250,000)	$–
	Barclays Capital, Inc.	50,000	(50,000)	–
	Canadian Imperial Bank of Commerce	50,000	(50,000)	–
	Citigroup Global Markets, Inc.	186,000	(186,000)	–
	Fixed Income Clearing Corp.	450,000	(450,000)	–
	Royal Bank of Canada	50,000	(50,000)	–
	Societe Generale S.A.	100,000	(100,000)	–
	Total	$1,136,000	$(1,136,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.
C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.
D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.
E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from the financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio's capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolio.
As of November 30, 2025, there were no reclassifications recorded in the Portfolio.
F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.
The following capital loss carryforwards were utilized at November 30, 2025, for U.S. Federal income tax purposes:
Amounts in thousands
Liquid Assets	$146
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Liquid Assets	$137	$—
LIQUID ASSETS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

November 30, 2025
At November 30, 2025, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$7,585	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2025, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$103,161	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$92,929	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
As of November 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio's federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.
3. BANK BORROWINGS
The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 7, 2025.
At a meeting held on August 20-21, 2025, the Board approved an agreement to replace the Credit Facility (as replaced, the "New Credit Facility"). The New Credit Facility, which is administered by Citibank, N.A., is a $185,000,000 senior unsecured revolving credit facility, the same as the Credit Facility. The interest rate and annual commitment fee charged under the New Credit Facility are the same as they were for the Credit Facility. The New Credit Facility went into effect on November 7, 2025 and will expire on November 6, 2026, unless renewed.
The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2025. There were no outstanding loan amounts at November 30, 2025.
4. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.
NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the total annual fund operating expenses of the Portfolio shall not exceed 0.03 percent of the Portfolio's average daily net assets, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation for the Portfolio as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. Any such reimbursement is paid monthly to the Portfolio by NTI.
The contractual expense reimbursement arrangement described above may not be terminated before April 1, 2026 without the approval of the Board. The contractual expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 11 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

Notes to the financial statements continued
contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to the Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that the Portfolio will be able to avoid a negative yield or maintain a specified minimum yield. Any such reimbursement is paid monthly to the Portfolio by NTI.
During the fiscal year ended November 30, 2025, there were no voluntary waivers or reimbursements.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.
On a daily basis the Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolio to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
5. RELATED PARTY TRANSACTIONS
The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to seek to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures.  For the fiscal year ended November 30, 2025, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.
Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolio's Statement of Operations as Income from affiliates.
6. INVESTMENT TRANSACTIONS
At November 30, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$ —	$ —	$ —	$2,120,485
7. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for the fiscal year ended November 30, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$29,897,093	$ —	$ (29,823,648)	$73,445

*	The number of shares sold, reinvested and redeemed
LIQUID ASSETS PORTFOLIO 12 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

November 30, 2025
approximates the dollar amount of transactions.
Transactions in capital shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$21,769,146	$ —	$ (21,401,384)	$367,762

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
8. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
9. OPERATING SEGMENTS
The Portfolio adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. The Portfolio within the Trust represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information in the form of the Portfolio’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio (as a single segment), is consistent with that presented within the Portfolio's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU 2023-09's disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (“PBEs”) must apply the ASU 2023-09's guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. This update does not have a material impact on the Portfolio's financial statements. The disclosures are required on an annual basis and will first apply to the Portfolio's November 30, 2026 annual financial statements.
11. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 13 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Trustees of Northern Institutional Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets Portfolio (the “Fund”), one of the portfolios constituting the Northern Institutional Funds, as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
January 23, 2026
We have served as the auditor of one or more Northern Trust investment companies since 2002.
LIQUID ASSETS PORTFOLIO 14 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

Form N-CSR - Items 8 - 11	November 30, 2025 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the Statement of Operations for the Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 15 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO
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LIQUID ASSETS PORTFOLIO 16 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO
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NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 17 LIQUID ASSETS PORTFOLIO

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.
©2026 Northern Institutional Funds

50 SOUTH LASALLE STREET | P.O. BOX 75986 | CHICAGO, ILLINOIS 60675-5986 | 800-637-1380 | northerntrust.com/liquid-assets-portfolio
NIF ANR LAP (1/26)

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
November 30, 2025

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
3	STATEMENTS OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
15	SCHEDULES OF INVESTMENTS
15	TREASURY INSTRUMENTS PORTFOLIO (Ticker Symbols: Shares: NTYXX, Premier: NPYXX, Siebert Williams Shank Shares: SWIXX)
17	TREASURY PORTFOLIO (Ticker Symbols: Shares: NITXX, Premier: NTPXX, Siebert Williams Shank Shares: SWSXX)
20	U.S. GOVERNMENT PORTFOLIO (Ticker Symbols: Shares: BNGXX)
24	U.S. GOVERNMENT SELECT PORTFOLIO (Ticker Symbols: Shares: BGSXX, Service: BSCXX, Siebert Williams Shank Shares: WCGXX)
28	NOTES TO THE FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
37	TAX AND DISTRIBUTION INFORMATION
38	FORM N-CSR - ITEMS 8-11

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 1 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	November 30, 2025

Amounts in thousands, except per share data	Treasury Instruments Portfolio	Treasury Portfolio	U.S. Government Portfolio	U.S. Government Select Portfolio
ASSETS:
Investments, at amortized cost, which approximates fair value	$8,776,065	$52,696,564	$9,495,796	$14,452,655
Repurchase agreements, at cost, which approximates fair value	—	44,004,900	12,253,000	15,204,000
Cash	34	2,303,980	150,223	741,470
Interest income receivable	5,050	171,588	45,058	64,973
Receivable for securities sold	100,000	190,000	45,000	60,000
Receivable for fund shares sold	—	—	—	66
Receivable from investment adviser (Note 4)	891	456	138	918
Prepaid and other assets	6	295	146	202
Total Assets	8,882,046	99,367,783	21,989,361	30,524,284
LIABILITIES:
Payable for securities purchased	99,990	—	—	—
Payable for fund shares redeemed	—	21	—	135
Distributions payable to shareholders	28,180	306,080	69,558	95,658
Payable to affiliates:
Management fees	1,163	10,386	4,237	4,530
Custody fees	55	1,007	264	371
Shareholder servicing fees	240	3,172	—	—
Transfer agent fees	204	2,391	559	766
Accrued Trustee fees	—	55	109	75
Accrued other liabilities	57	70	45	50
Total Liabilities	129,889	323,182	74,772	101,585
Net Assets	$8,752,157	$99,044,601	$21,914,589	$30,422,699
ANALYSIS OF NET ASSETS:
Capital stock	$8,752,089	$99,044,703	$21,913,945	$30,421,815
Distributable earnings (loss)	68	(102)	644	884
Net Assets	$8,752,157	$99,044,601	$21,914,589	$30,422,699
Net Assets:
Shares	$2,642,260	$18,480,794	$21,914,589	$27,174,061
Service Shares	—	—	—	113,447
Premier Shares	6,084,875	78,093,365	—	—
Siebert Williams Shank Shares	25,022	2,470,442	—	3,135,191
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	2,642,243	18,480,766	21,913,912	27,173,296
Service Shares	—	—	—	113,445
Premier Shares	6,084,824	78,093,503	—	—
Siebert Williams Shank Shares	25,022	2,470,434	—	3,135,094
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00
Service Shares	—	—	—	1.00
Premier Shares	1.00	1.00	—	—
Siebert Williams Shank Shares	1.00	1.00	—	1.00
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	For the Fiscal Year Ended November 30, 2025

Amounts in thousands	Treasury Instruments Portfolio	Treasury Portfolio	U.S. Government Portfolio	U.S. Government Select Portfolio
INVESTMENT INCOME:
Interest income	$196,649	$3,736,339	$967,939	$1,325,831
Income from affiliates (Note 5)	121	112,803	6,364	51,509
Total Investment Income	196,770	3,849,142	974,303	1,377,340
EXPENSES:
Management fees	7,412	115,915	51,468	56,967
Custody fees	304	6,195	1,611	2,275
Transfer agent fees	695	13,376	3,357	4,748
Registration fees	68	127	113	100
Printing fees	7	84	19	56
Professional fees	64	696	221	293
Shareholder servicing fees	1,608	35,876	—	—
Trustee fees	14	826	211	297
Other	31	838	284	328
Total Expenses	10,203	173,933	57,284	65,064
Less expenses voluntarily reimbursed by investment adviser	(6,023)	—	—	(9,495)
Less expenses contractually reimbursed by investment adviser	(207)	(3,109)	(1,052)	(1,358)
Net Expenses	3,973	170,824	56,232	54,211
Net Investment Income	192,797	3,678,318	918,071	1,323,129
NET REALIZED GAINS:
Net realized gains on:
Investments	68	16	771	955
Net Gains	68	16	771	955
Net Increase in Net Assets Resulting from Operations	$192,865	$3,678,334	$918,842	$1,324,084
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  3 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED November 30,

	Treasury Instruments Portfolio		Treasury Portfolio		U.S. Government Portfolio		U.S. Government Select Portfolio
Amounts in thousands	2025	2024(1)	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income	$192,797	$29,279	$3,678,318	$4,182,823	$918,071	$1,032,291	$1,323,129	$1,546,280
Net realized gains (losses)	68	14	16	(41)	771	235	955	184
Net Increase in Net Assets Resulting from Operations	192,865	29,293	3,678,334	4,182,782	918,842	1,032,526	1,324,084	1,546,464
CAPITAL SHARE TRANSACTIONS:(2)
Net increase (decrease) in net assets resulting from Shares transactions	2,219,186	423,057	2,065,894	4,264,638	(1,122,129)	4,837,372	(1,513,302)	3,793,642
Net increase (decrease) in net assets resulting from Service Shares transactions	—	—	—	—	—	—	30,412	(12,815)
Net increase in net assets resulting from Premier Shares transactions	4,376,191	1,708,633	7,135,423	10,849,744	—	—	—	—
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	25,022	—	1,740,579	(1,036,941)	—	—	(480,501)	(29,468)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,620,399	2,131,690	10,941,896	14,077,441	(1,122,129)	4,837,372	(1,963,391)	3,751,359
DISTRIBUTIONS TO SHARES SHAREHOLDERS
Distributable earnings	(59,204)	(2,961)	(674,915)	(732,303)	(918,340)	(1,032,291)	(1,196,490)	(1,377,067)
Total Distributions to Shares Shareholders	(59,204)	(2,961)	(674,915)	(732,303)	(918,340)	(1,032,291)	(1,196,490)	(1,377,067)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—	(3,278)	(3,990)
Total Distributions to Service Shares Shareholders	—	—	—	—	—	—	(3,278)	(3,990)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(133,505)	(26,318)	(2,952,498)	(3,398,137)	—	—	—	—
Total Distributions to Premier Shares Shareholders	(133,505)	(26,318)	(2,952,498)	(3,398,137)	—	—	—	—
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(102)	—	(50,944)	(52,397)	—	—	(123,547)	(165,226)
Total Distributions to Siebert Williams Shank Shares Shareholders	(102)	—	(50,944)	(52,397)	—	—	(123,547)	(165,226)
Total Increase (Decrease) in Net Assets	6,620,453	2,131,704	10,941,873	14,077,386	(1,121,627)	4,837,607	(1,962,622)	3,751,540
NET ASSETS:
Beginning of year	2,131,704	—	88,102,728	74,025,342	23,036,216	18,198,609	32,385,321	28,633,781
End of year	$8,752,157	$2,131,704	$99,044,601	$88,102,728	$21,914,589	$23,036,216	$30,422,699	$32,385,321

(1)	Commenced investment operations on June 11, 2024.
(2)	The number of shares approximates the dollar amount of transactions.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE PERIOD ENDED November 30,

Treasury Instruments Portfolio	SHARES
Selected per share data	2025	2024(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.01
Net realized gains (losses)(2)	—	—
Total from Investment Operations	0.04	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.01)
Total Distributions Paid	(0.04)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(3)	4.32%(4)	0.70%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,642,260	$423,060
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.05%	0.04%(6)
Expenses, before waivers, reimbursements and credits	0.18%	0.19%(6)
Net investment income, net of waivers, reimbursements and credits	4.17%	4.66%(6),(7)
Net investment income, before waivers, reimbursements and credits	4.04%	4.51%(6),(7)

(1)	For the period from October 7, 2024 (commencement of class operations) through November 30, 2024.
(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,820,000. Total return excluding the voluntary reimbursement would have been 4.18% (see Note 4).

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $89,000. Total return excluding the voluntary reimbursement would have been 0.68%.

(6)	Annualized for periods less than one year.
(7)
As the Portfolio commenced operations of Shares class on October 7, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  5 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

Treasury Instruments Portfolio	PREMIER
Selected per share data	2025	2024(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.02
Net realized gains (losses)(2)	—	—
Total from Investment Operations	0.04	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.02)
Total Distributions Paid	(0.04)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(3)	4.27%(4)	2.37%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,084,875	$1,708,644
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.10%	0.09%(6)
Expenses, before waivers, reimbursements and credits	0.23%	0.24%(6)
Net investment income, net of waivers, reimbursements and credits	4.14%	4.86%(6),(7)
Net investment income, before waivers, reimbursements and credits	4.01%	4.71%(6),(7)

(1)	For the period from June 11, 2024 (commencement of class operations) through November 30, 2024.
(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $4,200,000. Total return excluding the voluntary reimbursement would have been 4.13% (see Note 4).

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $752,000. Total return excluding the voluntary reimbursement would have been 2.30%.

(6)	Annualized for periods less than one year.
(7)
As the Portfolio commenced operations of Premier shares on June 11, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE PERIOD ENDED November 30,
Treasury Instruments Portfolio	SIEBERT WILLIAMS SHANK
Selected per share data	2025(1)
Net Asset Value, Beginning of Period	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	—
Net realized gains (losses)(2)	—
Total from Investment Operations	—
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(— )
Total Distributions Paid	(— )
Net Asset Value, End of Period	$1.00
Total Return(3)	0.41%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$25,022
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.07%
Expenses, before waivers, reimbursements and credits	0.19%
Net investment income, net of waivers, reimbursements and credits	3.93%(6)
Net investment income, before waivers, reimbursements and credits	3.81%(6)

(1)	For the period from October 24, 2025 (commencement of class operations) through November 30, 2025.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $3,000. Total return excluding the voluntary reimbursement would have been 0.40% (see Note 4).

(5)	Annualized for periods less than one year.
(6)
As the Portfolio commenced operations of Siebert Williams Shank shares on October 24,2025, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  7 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

Treasury Portfolio	SHARES
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (1)	0.01	— (2)
Net realized gains (losses)(2)	—	(— )	—	(— )	—
Total from Investment Operations	0.04	0.05	0.05	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(— )(2)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)	(— )
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	4.25%	5.23%	4.84%	1.07%(4)	0.01%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$18,480,794	$16,414,908	$12,150,279	$8,607,403	$18,832,670
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.13%	0.07%
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.16%
Net investment income, net of waivers, reimbursements and credits	4.17%	5.10%	4.84%	0.71%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	4.17%	5.10%	4.84%	0.69%	(0.08)%

(1)	The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $21,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio's total return.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05%.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been -0.07%.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED November 30,
Treasury Portfolio	PREMIER
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (1)	0.01 (2)	— (3)
Net realized gains (losses)(3)	—	(— )	—	(— )	—
Total from Investment Operations	0.04	0.05	0.05	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(— )(3)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)	(— )
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	4.20%	5.18%	4.79%	1.03%(2),(5)	0.01%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$78,093,365	$70,957,955	$60,108,259	$57,924,909	$69,168,522
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.17%	0.07%
Expenses, before waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.11%	5.06%	4.70%	0.95%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	4.11%	5.06%	4.70%	0.92%	(0.13)%

(1)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $15,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $87,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio's total return.

(3)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00%.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been -0.12%.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  9 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued
Treasury Portfolio	SIEBERT WILLIAMS SHANK
Selected per share data	2025	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (2)	0.01
Net realized gains (losses)(3)	—	(— )	—	(— )
Total from Investment Operations	0.04	0.05	0.05	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(4)	4.25%	5.23%	4.84%	1.07%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,470,442	$729,865	$1,766,804	$550,791
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%(6)
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.16%(6)
Net investment income, net of waivers, reimbursements and credits	4.15%	5.13%	4.97%	1.68%(6)
Net investment income, before waivers, reimbursements and credits	4.15%	5.13%	4.97%	1.67%(6)

(1)	For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.
(2)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(3)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000.
Total return excluding the voluntary reimbursement would have been 1.06%.

(6)	Annualized for periods less than one year.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED November 30,

U.S. Government Portfolio	SHARES
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05	0.01	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.05	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(— )(1)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)	(— )
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	4.18%	5.16%(3)	4.77%(4)	0.98%(5)	0.02%(6),(7)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$21,914,589	$23,036,216	$18,198,609	$19,219,592	$22,884,098
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%(8)	0.20%(8)	0.08%(8)
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.25%	0.26%	0.26%
Net investment income, net of waivers, reimbursements and credits	4.10%	5.03%(3)	4.68%(4),(8)	0.88%(8)	0.02%(6),(8)
Net investment income (loss), before waivers, reimbursements and credits	4.09%	5.02%(3)	4.68%(4)	0.82%	(0.16)%(6)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(4)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(6)
During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15%.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  11 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. Government Select Portfolio	SHARES
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (1)	0.01	— (2)
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.05	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(— )(2)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)	(— )
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	4.26%(4)	5.22%(5),(6)	4.83%(7),(8)	1.00%(9)	0.03%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$27,174,061	$28,686,679	$24,892,874	$24,182,860	$42,959,633
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.12%	0.06%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.18%	5.10%(5)	4.74%(7)	0.82%	0.03%
Net investment income (loss), before waivers, reimbursements and credits	4.14%	5.06%(5)	4.70%(7)	0.73%	(0.12)%

(1)	The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $2,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $8,584,000. Total return excluding the voluntary reimbursement would have been 4.23% (see Note 4).

(5)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $8,106,000. Total return excluding the voluntary reimbursement would have been 5.19%.

(7)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.73% and 4.69%, respectively.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,321,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11%.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED November 30,
U.S. Government Select Portfolio	SERVICE
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (1)	0.01	— (2)
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.05	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(— )(2)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)	(— )
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	4.26%(4)	5.22%(5),(6)	4.83%(7),(8)	1.00%(9)	0.03%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$113,447	$83,034	$95,848	$127,220	$213,254
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.12%	0.06%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.16%	5.08%(5)	4.64%(7)	0.82%	0.03%
Net investment income (loss), before waivers, reimbursements and credits	4.12%	5.04%(5)	4.60%(7)	0.73%	(0.12)%

(1)	The Northern Trust Company reimbursed the Service class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $24,000. Total return excluding the voluntary reimbursement would have been 4.23% (see Note 4).

(5)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $24,000. Total return excluding the voluntary reimbursement would have been 5.19%.

(7)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.63% and 4.59%, respectively.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $40,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11%.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  13 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED November 30,
U.S. Government Select Portfolio	SIEBERT WILLIAMS SHANK
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (1)	0.01	— (2)
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.05	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(— )(2)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)	(— )
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	4.26%(4)	5.22%(5),(6)	4.83%(7),(8)	1.00%(9)	0.03%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,135,191	$3,615,608	$3,645,059	$2,193,392	$12,201,890
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.10%	0.05%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.20%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.18%	5.10%(5)	4.91%(7)	0.42%	0.03%
Net investment income (loss), before waivers, reimbursements and credits	4.14%	5.06%(5)	4.87%(7)	0.32%	(0.13)%

(1)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $887,000.
Total return excluding the voluntary reimbursement would have been 4.23% (see Note 4).

(5)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $972,000.
Total return excluding the voluntary reimbursement would have been 5.19%.

(7)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.90% and 4.86%, respectively.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $1,020,000.
Total return excluding the voluntary reimbursement would have been 4.80%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000.
Total return excluding the voluntary reimbursement would have been 0.95%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately
$11,312,000. Total return excluding the voluntary reimbursement would have been -0.11%.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

Schedule of Investments

TREASURY INSTRUMENTS PORTFOLIO	November 30, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 100.3%
U.S. Treasury Bills – 84.1%
3.82%, 12/2/25(1)	$78,100	$78,092
3.94%, 12/4/25(1)	142,605	142,557
3.92%, 12/9/25(1)	35,000	34,968
3.71%, 12/11/25(1)	500,000	499,460
3.47%, 12/16/25(1)	641,495	640,444
3.78%, 12/18/25(1)	20,000	19,963
3.78%, 12/23/25(1)	780,000	778,114
4.05%, 12/26/25(1)	40,000	39,886
3.84%, 12/30/25(1)	30,000	29,903
4.00%, 1/2/26(1)	255,000	254,075
3.69%, 1/6/26(1)	325,000	323,757
3.59%, 1/8/26(1)	1,025,620	1,021,452
3.52%, 1/13/26(1)	200,000	199,084
3.77%, 1/15/26(1)	195,000	194,063
3.54%, 1/20/26(1)	585,000	581,877
3.64%, 1/27/26(1)	90,000	89,457
4.05%, 1/29/26(1)	10,000	9,932
3.61%, 2/3/26(1)	5,000	4,966
3.70%, 2/12/26(1)	206,415	204,823
3.65%, 2/17/26(1)	500,000	495,872
3.88%, 2/19/26(1)	149,550	148,239
3.57%, 2/24/26(1)	187,000	185,350
3.87%, 2/26/26(1)	75,000	74,288
3.73%, 3/12/26(1)	25,000	24,737
3.62%, 3/17/26(1)	25,000	24,722
3.67%, 3/24/26(1)	973,000	961,604
3.67%, 3/26/26(1)	90,000	88,931
3.65%, 4/16/26(1)	115,000	113,399
3.65%, 4/30/26(1)	60,000	59,082
3.64%, 5/7/26(1)	40,000	39,355
		7,362,452
U.S. Treasury Floating Rate Notes – 15.6%
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.88%, 12/1/25(2)	320,000	319,697
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 3.93%, 12/1/25(2)	250,000	250,003
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 3.94%, 12/1/25(2)	95,000	95,002
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 3.94%, 12/1/25(2)	35,000	34,976
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 100.3%continued
U.S. Treasury Floating Rate Notes – 15.6%continued
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 3.96%, 12/1/25(2)	$140,000	$140,001
(Floating, U.S. Treasury 3M Bill MMY + 0.19%), 3.97%, 12/1/25(2)	88,200	88,229
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 3.99%, 12/1/25(2)	230,000	230,200
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 4.03%, 12/1/25(2)	205,000	205,041
		1,363,149
U.S. Treasury Notes – 0.6%
1.88%, 7/31/26	17,000	16,750
4.38%, 7/31/26	15,000	15,021
0.88%, 9/30/26	19,135	18,693
		50,464
Total U.S. Government Obligations
(Cost $8,776,065)		8,776,065

Investments, at Amortized Cost
( $8,776,065)		8,776,065

Total Investments – 100.3%
(Cost $8,776,065)		8,776,065
Liabilities less Other Assets – (0.3%)		(23,908)
NET ASSETS – 100.0%		$8,752,157

(1)	Discount rate at the time of purchase.
(2)
Variable rate security. Rate as of November 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  15 MONEY MARKET PORTFOLIOS

Schedule of Investments

TREASURY INSTRUMENTS PORTFOLIO continued	November 30, 2025
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Instruments Portfolio(1)	$—	$8,776,065	$—	$8,776,065

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

Schedule of Investments

TREASURY PORTFOLIO	November 30, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 53.2%
U.S. Treasury Bills – 25.0%
3.82%, 12/2/25(1)	$15,000	$14,998
3.92%, 12/9/25(1)	655,000	654,401
3.91%, 12/16/25(1)	655,560	654,453
3.95%, 12/18/25(1)	835,000	833,401
3.88%, 12/23/25(1)	1,600,000	1,596,027
4.05%, 12/26/25(1)	760,000	757,826
3.85%, 12/30/25(1)	475,400	473,857
3.95%, 1/2/26(1)	1,885,000	1,878,238
3.78%, 1/6/26(1)	940,000	936,265
3.90%, 1/8/26(1)	440,105	438,248
3.62%, 1/20/26(1)	1,791,405	1,781,914
4.05%, 1/22/26(1)	725,000	720,691
4.05%, 1/29/26(1)	558,100	554,332
3.61%, 2/3/26(1)	35,000	34,764
3.60%, 2/10/26(1)	255,000	253,099
3.90%, 2/12/26(1)	447,215	443,617
3.63%, 2/17/26(1)	710,000	704,139
3.88%, 2/19/26(1)	750,450	743,871
3.59%, 2/24/26(1)	288,000	285,459
3.87%, 2/26/26(1)	375,000	371,438
3.62%, 3/3/26(1)	2,190,000	2,168,992
3.71%, 3/12/26(1)	890,000	880,648
3.57%, 3/17/26(1)	400,000	395,583
3.60%, 3/24/26(1)	2,097,800	2,073,132
3.69%, 3/26/26(1)	820,000	810,248
3.66%, 4/16/26(1)	625,000	616,288
3.60%, 4/23/26(1)	680,000	670,114
3.65%, 4/30/26(1)	720,350	709,333
3.64%, 5/7/26(1)	440,000	432,904
3.58%, 5/28/26(1)	1,900,000	1,865,588
		24,753,868
U.S. Treasury Floating Rate Notes – 15.4%
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.88%, 12/1/25(2)	2,369,000	2,368,710
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 3.93%, 12/1/25(2)	2,782,000	2,782,011
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 3.94%, 12/1/25(2)	1,271,000	1,271,222
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 3.94%, 12/1/25(2)	1,365,000	1,364,614
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 53.2%continued
U.S. Treasury Floating Rate Notes – 15.4%continued
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 3.96%, 12/1/25(2)	$855,000	$855,358
(Floating, U.S. Treasury 3M Bill MMY + 0.19%), 3.97%, 12/1/25(2)	1,728,000	1,728,629
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 3.99%, 12/1/25(2)	2,736,000	2,736,878
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 4.03%, 12/1/25(2)	2,187,000	2,187,224
		15,294,646
U.S. Treasury Notes – 12.8%
0.38%, 12/31/25	2,890,000	2,881,301
2.63%, 12/31/25	250,000	249,670
4.25%, 12/31/25	815,000	815,062
3.88%, 1/15/26	250,000	249,879
3.75%, 4/15/26	400,000	399,375
0.75%, 4/30/26	1,300,000	1,282,234
2.38%, 4/30/26	100,000	99,277
4.88%, 4/30/26	2,650,000	2,657,775
1.88%, 6/30/26	155,000	153,073
4.50%, 7/15/26	200,000	200,777
0.63%, 7/31/26	720,000	703,957
1.88%, 7/31/26	275,000	270,999
4.38%, 7/31/26	965,000	967,150
0.88%, 9/30/26	1,000,000	977,640
3.50%, 9/30/26	400,000	399,363
1.25%, 11/30/26	115,000	112,257
1.63%, 11/30/26	115,000	112,675
4.25%, 11/30/26	115,000	115,586
		12,648,050
Total U.S. Government Obligations
(Cost $52,696,564)		52,696,564

Investments, at Amortized Cost
( $52,696,564)		52,696,564

REPURCHASE AGREEMENTS – 44.4% (3)
Banco Bilbao Vizcaya Argentaria S.A., dated 11/28/25, repurchase price $500,170, 4.08%, 12/1/25	500,000	500,000
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  17 MONEY MARKET PORTFOLIOS

Schedule of Investments

TREASURY PORTFOLIO continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 44.4% (3)continued
Bank of America Securities LLC, dated 11/28/25, repurchase price $19,006, 4.08%, 12/1/25	$19,000	$19,000
Barclays Capital, Inc., dated 10/30/25, repurchase price $4,013,689, 3.85%, 12/5/25(4)	4,000,000	4,000,000
BNP Paribas S.A., dated 11/28/25, repurchase price $17,906, 4.08%, 12/1/25	17,900	17,900
Canadian Imperial Bank of Commerce, dated 10/30/25, repurchase price $1,003,422, 3.85%, 12/5/25(4)	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, dated 11/28/25, repurchase price $2,700,925, 4.11%, 12/1/25	2,700,000	2,700,000
Credit Agricole S.A., dated 11/28/25, repurchase price $250,085, 4.08%, 12/1/25	250,000	250,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $250,082, 3.95%, 12/1/25	250,000	250,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $3,851,319, 4.11%, 12/1/25	3,850,000	3,850,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $4,501,530, 4.08%, 12/1/25	4,500,000	4,500,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $6,102,074, 4.08%, 12/1/25	6,100,000	6,100,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $9,503,230, 4.08%, 12/1/25	9,500,000	9,500,000
Goldman Sachs & Co., dated 11/28/25, repurchase price $1,250,425, 4.08%, 12/1/25	1,250,000	1,250,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 44.4% (3)continued
JPMorgan Securities LLC, dated 11/28/25, repurchase price $3,481,183, 4.08%, 12/1/25	$3,480,000	$3,480,000
RBC Dominion Securities, dated 11/28/25, repurchase price $1,994,678, 4.08%, 12/1/25	1,994,000	1,994,000
RBC Dominion Securities, dated 11/3/25, repurchase price $3,009,240, 3.96%, 12/5/25(4)	3,000,000	3,000,000
Royal Bank of Canada, dated 11/19/25, repurchase price $1,501,965, 3.93%, 12/5/25(4)	1,500,000	1,500,000
TD Securities (USA) LLC, dated 11/28/25, repurchase price $94,032, 4.08%, 12/1/25	94,000	94,000
		44,004,900
Total Repurchase Agreements
(Cost $44,004,900)		44,004,900

Total Investments – 97.6%
(Cost $96,701,464)		96,701,464
Other Assets less Liabilities – 2.4%		2,343,137
NET ASSETS – 100.0%		$99,044,601

(1)	Discount rate at the time of purchase.
(2)
Variable rate security. Rate as of November 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$ 4,462,162	0.00%	12/11/25 — 10/29/26
U.S. Treasury Bonds	10,655,353	0.00% — 6.50%	1/15/26 — 11/15/55
U.S. Treasury Notes	29,784,596	0.13% — 4.88%	12/1/25 — 8/15/35
Total	$44,902,111

(4)	Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

November 30, 2025

MMY – Money Market Yield
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$96,701,464	$—	$96,701,464

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  19 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 29.8% (1)
Federal Farm Credit Bank – 8.4%
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 3.97%, 12/1/25(2)	$56,000	$55,996
(Floating, U.S. Federal Funds + 0.12%), 3.99%, 12/1/25(2)	25,000	25,000
(Floating, U.S. Federal Funds + 0.12%), 4.00%, 12/1/25(2)	60,000	60,000
(Floating, U.S. Federal Funds + 0.13%), 4.01%, 12/1/25(2)	23,000	23,000
(Floating, U.S. Federal Funds + 0.14%), 4.01%, 12/1/25(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.01%, 12/1/25(2)	60,000	60,000
(Floating, U.S. Federal Funds + 0.14%), 4.02%, 12/1/25(2)	15,000	14,999
(Floating, U.S. Federal Funds + 0.15%), 4.02%, 12/1/25(2)	35,000	35,000
(Floating, U.S. Federal Funds + 0.15%), 4.03%, 12/1/25(2)	30,000	30,000
(Floating, U.S. SOFR + 0.04%), 4.09%, 12/1/25(2)	50,000	49,998
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(2)	6,000	6,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(2)	55,000	55,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(2)	40,000	40,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(2)	40,000	40,000
(Floating, U.S. SOFR + 0.11%), 4.16%, 12/1/25(2)	70,000	70,000
(Floating, U.S. SOFR + 0.12%), 4.16%, 12/1/25(2)	30,000	30,000
(Floating, U.S. SOFR + 0.12%), 4.16%, 12/1/25(2)	55,000	55,000
(Floating, U.S. SOFR + 0.12%), 4.17%, 12/1/25(2)	53,000	53,000
(Floating, U.S. SOFR + 0.12%), 4.17%, 12/1/25(2)	230,000	230,000
(Floating, U.S. SOFR + 0.13%), 4.18%, 12/1/25(2)	35,000	35,000
(Floating, U.S. SOFR + 0.13%), 4.18%, 12/1/25(2)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	16,000	16,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	45,000	45,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (1)continued
Federal Farm Credit Bank – 8.4%continued
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	$30,000	$30,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	80,000	80,000
(Floating, U.S. SOFR + 0.15%), 4.19%, 12/1/25(2)	55,000	55,000
(Floating, U.S. SOFR + 0.15%), 4.19%, 12/1/25(2)	105,000	105,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(2)	80,000	80,006
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(2)	30,000	30,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(2)	50,000	50,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(2)	60,000	60,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(2)	60,000	60,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(2)	55,120	55,120
(Floating, U.S. SOFR + 0.16%), 4.20%, 12/1/25(2)	80,000	80,000
(Floating, U.S. SOFR + 0.16%), 4.20%, 12/1/25(2)	40,000	40,000
(Floating, U.S. SOFR + 0.16%), 4.21%, 12/1/25(2)	50,000	50,005
		1,829,124
Federal Home Loan Bank – 19.6%
FHLB Bonds,
3.75%, 2/25/26	225,000	224,819
3.88%, 2/26/26	240,000	239,848
3.85%, 3/9/26	140,000	139,998
3.85%, 3/10/26	50,000	49,999
3.85%, 3/10/26	220,000	219,996
3.63%, 3/17/26	210,000	209,856
3.50%, 11/23/26	212,780	212,493
3.50%, 11/27/26	235,000	234,664
FHLB Discount Notes,
4.02%, 1/2/26(3)	225,000	224,180
4.05%, 1/5/26(3)	215,000	214,146
4.05%, 1/6/26(3)	115,000	114,530
4.06%, 1/8/26(3)	340,280	338,807
3.99%, 1/30/26(3)	30,000	29,799
3.76%, 2/3/26(3)	10,000	9,933
3.92%, 2/10/26(3)	105,000	104,179
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

November 30, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (1)continued
Federal Home Loan Bank – 19.6%continued
3.94%, 2/11/26(3)	$220,000	$218,255
3.81%, 2/20/26(3)	245,000	242,882
3.70%, 2/23/26(3)	25,000	24,781
3.70%, 2/27/26(3)	130,820	129,621
3.82%, 3/10/26(3)	225,000	222,612
3.68%, 3/19/26(3)	130,000	128,534
3.71%, 3/30/26(3)	110,000	108,642
FHLB Notes,
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(2)	130,000	130,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(2)	55,000	55,000
(Floating, U.S. SOFR + 0.11%), 4.15%, 12/1/25(2)	155,000	155,000
(Floating, U.S. SOFR + 0.17%), 4.22%, 12/1/25(2)	53,305	53,305
(Floating, U.S. SOFR + 0.18%), 4.22%, 12/1/25(2)	105,000	105,000
(Floating, U.S. SOFR + 0.18%), 4.22%, 12/1/25(2)	70,000	70,000
(Floating, U.S. SOFR + 0.19%), 4.24%, 12/1/25(2)	75,000	75,000
		4,285,879
Federal Home Loan Mortgage Corporation – 0.7%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%), 4.16%, 12/1/25(2)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	85,000	85,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	45,000	45,000
		160,000
Federal National Mortgage Association – 1.1%
FNMA Notes,
(Floating, U.S. SOFR + 0.12%), 4.17%, 12/1/25(2)	79,000	79,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	61,000	61,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(2)	111,000	111,000
		251,000
Total U.S. Government Agencies
(Cost $6,526,003)		6,526,003

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 13.5%
U.S. Treasury Bills – 9.8%
3.91%, 12/16/25(3)	$164,740	$164,462
3.94%, 12/18/25(3)	175,000	174,666
4.05%, 12/26/25(3)	190,000	189,456
3.95%, 1/2/26(3)	480,000	478,278
3.91%, 1/8/26(3)	108,430	107,972
3.78%, 1/15/26(3)	155,000	154,254
3.53%, 1/20/26(3)	45,000	44,759
3.65%, 1/27/26(3)	220,000	218,671
3.60%, 2/10/26(3)	15,000	14,888
3.83%, 2/12/26(3)	203,800	202,197
3.63%, 2/17/26(3)	160,000	158,679
3.64%, 5/7/26(3)	110,000	108,226
3.66%, 5/14/26(3)	145,000	142,566
		2,159,074
U.S. Treasury Notes – 3.7%
0.88%, 6/30/26	55,000	54,008
1.88%, 6/30/26	40,000	39,503
0.63%, 7/31/26	205,000	200,437
1.88%, 7/31/26	100,000	98,539
4.38%, 7/31/26	230,000	230,390
0.88%, 9/30/26	46,395	45,324
1.25%, 11/30/26	85,000	82,972
1.63%, 11/30/26	30,000	29,393
4.25%, 11/30/26	30,000	30,153
		810,719
Total U.S. Government Obligations
(Cost $2,969,793)		2,969,793

Investments, at Amortized Cost
( $9,495,796)		9,495,796

REPURCHASE AGREEMENTS – 55.9% (4)
Barclays Capital, Inc., dated 10/30/25, repurchase price $752,567, 3.85%, 12/5/25(5)	750,000	750,000
Citigroup Global Markets, Inc., dated 11/28/25, repurchase price $1,300,442, 4.08%, 12/1/25	1,300,000	1,300,000
Citigroup Global Markets, Inc., dated 11/28/25, repurchase price $3,001, 4.08%, 12/1/25	3,000	3,000
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  21 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT PORTFOLIO continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 55.9% (4)continued
Citigroup Global Markets, Inc., dated 11/28/25, repurchase price $400,136, 4.09%, 12/1/25	$400,000	$400,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $1,200,409, 4.09%, 12/1/25	1,200,000	1,200,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $1,350,459, 4.08%, 12/1/25	1,350,000	1,350,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $1,450,493, 4.08%, 12/1/25	1,450,000	1,450,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $3,201,096, 4.11%, 12/1/25	3,200,000	3,200,000
Goldman Sachs & Co., dated 11/28/25, repurchase price $250,085, 4.09%, 12/1/25	250,000	250,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 11/28/25, repurchase price $601,861, 4.06%, 12/5/25(6)	600,000	600,000
JPMorgan Securities LLC, dated 11/28/25, repurchase price $1,000,340, 4.08%, 12/1/25	1,000,000	1,000,000
Royal Bank of Canada, dated 11/19/25, repurchase price $750,983, 3.93%, 12/5/25(5)	750,000	750,000
		12,253,000
Total Repurchase Agreements
(Cost $12,253,000)		12,253,000

Total Investments – 99.2%
(Cost $21,748,796)		21,748,796
Other Assets less Liabilities – 0.8%		165,793
NET ASSETS – 100.0%		$21,914,589

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)
Variable rate security. Rate as of November 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Discount rate at the time of purchase.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$ 112,839	2.34% — 5.95%	8/21/37 — 10/22/55
FHLMC	180,918	2.50% — 7.00%	3/15/31 — 12/1/55
FNMA	372,946	0.75% — 7.00%	10/8/27 — 3/1/62
GNMA	1,354,573	1.50% — 7.50%	7/15/28 — 4/15/67
U.S. Treasury Bills	8,802	0.00%	1/13/26 — 5/14/26
U.S. Treasury Bonds	1,661,777	0.00% — 6.50%	11/15/26 — 11/15/54
U.S. Treasury Notes	8,828,595	0.38% — 4.63%	1/15/26 — 2/15/35
Total	$12,520,450

(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. Rate as of November 30, 2025 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

November 30, 2025
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$21,748,796	$—	$21,748,796

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  23 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.8% (1)
Federal Farm Credit Bank – 11.0%
FFCB Discount Notes,
4.11%, 12/5/25(2)	$55,000	$54,975
4.10%, 1/2/26(2)	10,000	9,963
3.76%, 3/16/26(2)	55,000	54,397
3.75%, 4/7/26(2)	113,000	111,505
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 3.97%, 12/1/25(3)	74,000	73,997
(Floating, U.S. Federal Funds + 0.12%), 3.99%, 12/1/25(3)	42,000	42,000
(Floating, U.S. Federal Funds + 0.12%), 4.00%, 12/1/25(3)	95,000	95,000
(Floating, U.S. Federal Funds + 0.13%), 4.01%, 12/1/25(3)	31,000	31,000
(Floating, U.S. Federal Funds + 0.14%), 4.01%, 12/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.01%, 12/1/25(3)	70,000	70,000
(Floating, U.S. Federal Funds + 0.14%), 4.02%, 12/1/25(3)	19,000	18,999
(Floating, U.S. Federal Funds + 0.15%), 4.02%, 12/1/25(3)	50,000	50,000
(Floating, U.S. Federal Funds + 0.15%), 4.03%, 12/1/25(3)	40,000	40,000
(Floating, U.S. Federal Funds + 0.16%), 4.04%, 12/1/25(3)	70,000	69,997
(Floating, U.S. Federal Funds + 0.16%), 4.04%, 12/1/25(3)	140,000	140,000
(Floating, U.S. SOFR + 0.04%), 4.09%, 12/1/25(3)	62,000	61,998
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	7,700	7,700
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.11%), 4.15%, 12/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.11%), 4.16%, 12/1/25(3)	90,000	90,000
(Floating, U.S. SOFR + 0.11%), 4.16%, 12/1/25(3)	65,000	65,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8% (1)continued
Federal Farm Credit Bank – 11.0%continued
(Floating, U.S. SOFR + 0.12%), 4.16%, 12/1/25(3)	$80,000	$80,000
(Floating, U.S. SOFR + 0.12%), 4.17%, 12/1/25(3)	60,000	60,000
(Floating, U.S. SOFR + 0.12%), 4.17%, 12/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.12%), 4.17%, 12/1/25(3)	185,000	185,000
(Floating, U.S. SOFR + 0.13%), 4.17%, 12/1/25(3)	95,000	95,000
(Floating, U.S. SOFR + 0.13%), 4.18%, 12/1/25(3)	32,500	32,500
(Floating, U.S. SOFR + 0.13%), 4.18%, 12/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	43,000	43,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	67,000	67,000
(Floating, U.S. SOFR + 0.14%), 4.19%, 12/1/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	117,000	117,004
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	140,000	140,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.15%), 4.20%, 12/1/25(3)	78,390	78,390
(Floating, U.S. SOFR + 0.16%), 4.20%, 12/1/25(3)	70,000	70,000
(Floating, U.S. SOFR + 0.16%), 4.20%, 12/1/25(3)	60,000	60,000
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

November 30, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8% (1)continued
Federal Farm Credit Bank – 11.0%continued
(Floating, U.S. SOFR + 0.16%), 4.21%, 12/1/25(3)	$260,000	$259,995
(Floating, U.S. SOFR + 0.16%), 4.21%, 12/1/25(3)	180,000	180,015
		3,344,435
Federal Home Loan Bank – 20.8%
FHLB Bonds,
3.75%, 2/25/26	275,000	274,779
3.88%, 2/26/26	360,000	359,772
3.85%, 3/9/26	205,000	204,997
3.85%, 3/10/26	160,000	159,995
3.85%, 3/10/26	315,000	314,995
3.63%, 3/17/26	295,000	294,797
3.50%, 11/23/26	293,820	293,424
3.50%, 11/27/26	225,000	224,678
FHLB Discount Notes,
4.06%, 12/31/25(2)	125,000	124,573
4.05%, 1/2/26(2)	401,080	399,618
4.05%, 1/5/26(2)	200,000	199,206
4.05%, 1/6/26(2)	150,000	149,387
4.06%, 1/8/26(2)	518,440	516,196
3.99%, 1/30/26(2)	43,435	43,144
3.76%, 2/3/26(2)	15,000	14,899
3.92%, 2/10/26(2)	150,000	148,827
3.94%, 2/11/26(2)	290,000	287,700
3.80%, 2/20/26(2)	340,000	337,064
3.70%, 2/23/26(2)	40,000	39,650
3.70%, 2/27/26(2)	173,055	171,469
3.82%, 3/10/26(2)	300,000	296,816
3.68%, 3/19/26(2)	12,000	11,865
3.71%, 3/30/26(2)	145,000	143,210
3.65%, 4/9/26(2)	145,000	143,083
3.62%, 4/13/26(2)	145,000	143,023
FHLB Notes,
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	150,000	150,000
(Floating, U.S. SOFR + 0.10%), 4.15%, 12/1/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.11%), 4.15%, 12/1/25(3)	230,000	230,000
(Floating, U.S. SOFR + 0.11%), 4.15%, 12/1/25(3)	95,000	95,000
(Floating, U.S. SOFR + 0.11%), 4.16%, 12/1/25(3)	50,000	50,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8% (1)continued
Federal Home Loan Bank – 20.8%continued
(Floating, U.S. SOFR + 0.17%), 4.22%, 12/1/25(3)	$76,985	$76,985
(Floating, U.S. SOFR + 0.18%), 4.22%, 12/1/25(3)	155,000	155,000
(Floating, U.S. SOFR + 0.18%), 4.22%, 12/1/25(3)	100,000	100,000
(Floating, U.S. SOFR + 0.19%), 4.24%, 12/1/25(3)	100,000	100,000
		6,329,152
Total U.S. Government Agencies
(Cost $9,673,587)		9,673,587

U.S. GOVERNMENT OBLIGATIONS – 15.7%
U.S. Treasury Bills – 12.4%
4.01%, 12/2/25(2)	174,825	174,805
3.92%, 12/9/25(2)	225,000	224,794
3.91%, 12/16/25(2)	228,010	227,625
3.95%, 12/18/25(2)	275,000	274,474
4.05%, 12/26/25(2)	265,000	264,242
3.96%, 1/2/26(2)	810,000	807,085
3.91%, 1/8/26(2)	154,030	153,379
3.78%, 1/15/26(2)	210,000	208,989
3.53%, 1/20/26(2)	60,000	59,679
3.65%, 1/27/26(2)	295,000	293,218
3.60%, 2/10/26(2)	20,000	19,851
3.83%, 2/12/26(2)	280,615	278,405
3.63%, 2/17/26(2)	215,000	213,225
3.65%, 4/30/26(2)	220,000	216,633
3.64%, 5/7/26(2)	140,000	137,742
3.66%, 5/14/26(2)	220,000	216,307
		3,770,453
U.S. Treasury Notes – 3.3%
0.88%, 6/30/26	80,000	78,557
1.88%, 6/30/26	60,000	59,254
0.63%, 7/31/26	380,000	371,540
1.88%, 7/31/26	55,000	54,192
4.38%, 7/31/26	195,000	195,344
0.88%, 9/30/26	64,445	62,957
1.25%, 11/30/26	110,000	107,376
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  25 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT SELECT PORTFOLIO continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 15.7%continued
U.S. Treasury Notes – 3.3%continued
1.63%, 11/30/26	$40,000	$39,191
4.25%, 11/30/26	40,000	40,204
		1,008,615
Total U.S. Government Obligations
(Cost $4,779,068)		4,779,068

Investments, at Amortized Cost
( $14,452,655)		14,452,655

REPURCHASE AGREEMENTS – 50.0% (4)
Bank of America N.A., dated 11/28/25, repurchase price $404,138, 4.09%, 12/1/25	404,000	404,000
Barclays Capital, Inc., dated 10/30/25, repurchase price $752,567, 3.85%, 12/5/25(5)	750,000	750,000
Citigroup Global Markets, Inc., dated 11/28/25, repurchase price $150,051, 4.09%, 12/1/25	150,000	150,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $1,275,435, 4.09%, 12/1/25	1,275,000	1,275,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $1,350,459, 4.08%, 12/1/25	1,350,000	1,350,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $3,376,148, 4.08%, 12/1/25	3,375,000	3,375,000
Fixed Income Clearing Corp., dated 11/28/25, repurchase price $5,451,867, 4.11%, 12/1/25	5,450,000	5,450,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 11/28/25, repurchase price $1,504,653, 4.06%, 12/5/25(6)	1,500,000	1,500,000
JPMorgan Securities LLC, dated 11/28/25, repurchase price $300,102, 4.08%, 12/1/25	300,000	300,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 50.0% (4)continued
Royal Bank of Canada, dated 11/12/25, repurchase price $400,836, 3.96%, 12/5/25(5)	$400,000	$400,000
Royal Bank of Canada, dated 11/19/25, repurchase price $250,328, 3.93%, 12/5/25(5)	250,000	250,000
		15,204,000
Total Repurchase Agreements
(Cost $15,204,000)		15,204,000

Total Investments – 97.5%
(Cost $29,656,655)		29,656,655
Other Assets less Liabilities – 2.5%		766,044
NET ASSETS – 100.0%		$30,422,699

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of November 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$ 281,154	1.50% — 7.50%	1/1/32 — 11/1/55
FNMA	974,796	1.82% — 7.50%	12/1/27 — 6/1/63
GNMA	2,430,420	1.50% — 8.50%	1/20/27 — 11/20/65
U.S. Treasury Bills	1,442,603	0.00%	12/30/25 — 10/29/26
U.S. Treasury Bonds	922,260	2.88% — 6.50%	2/15/26 — 8/15/48
U.S. Treasury Notes	9,492,637	0.38% — 4.88%	12/15/25 — 11/15/35
Total	$15,543,870

(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. Rate as of November 30, 2025 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

November 30, 2025

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$29,656,655	$—	$29,656,655

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  27 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Notes to the financial statements
1. ORGANIZATION
Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2025, each with its own investment objective (e.g., income consistent with preservation of capital).
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
Presented herein are the financial statements for the following four money market portfolios: Treasury Instruments Portfolio, Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The Treasury Instruments Portfolio, Treasury Portfolio and U.S. Government Select Portfolio are each authorized to issue a fourth class of shares: Siebert Williams Shank Shares. Each class is distinguished by the level of administrative and liaison services provided.
Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) determination of each class of each Portfolio, except the Treasury Instruments Portfolio, and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 p.m. Central time.  The NAV determination of each class of the Treasury Instruments Portfolio and cut-off time for submitting purchase, redemption and exchange request is at 1:30 p.m. Central time.
A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Portfolio's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) REPURCHASE AGREEMENTS To the extent consistent with their respective investment objectives and strategies, the Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. The Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio have entered into such repurchase agreements, as reflected in the accompanying Schedules of Investments.
MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

November 30, 2025
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Portfolios have not entered into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2025.
The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of November 30, 2025, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Banco Bilbao Vizcaya Argentaria S.A.	$500,000	$(500,000)	$–
	Bank of America Securities LLC	19,000	(19,000)	–
	Barclays Capital, Inc.	4,000,000	(4,000,000)	–
	BNP Paribas S.A.	17,900	(17,900)	–
	Canadian Imperial Bank of Commerce	3,700,000	(3,700,000)	–
	Credit Agricole S.A.	250,000	(250,000)	–
	Fixed Income Clearing Corp.	24,200,000	(24,200,000)	–
	Goldman Sachs & Co.	1,250,000	(1,250,000)	–
	JPMorgan Securities LLC	3,480,000	(3,480,000)	–
	RBC Dominion Securities	4,994,000	(4,994,000)	–
	Royal Bank of Canada	1,500,000	(1,500,000)	–
	TD Securities (USA) LLC	94,000	(94,000)	–
	Total	$44,004,900	$(44,004,900)	$–
U.S. Government	Barclays Capital, Inc.	$750,000	$(750,000)	$–
	Citigroup Global Markets, Inc.	1,703,000	(1,703,000)	–
	Fixed Income Clearing Corp.	7,200,000	(7,200,000)	–
	Goldman Sachs & Co.	250,000	(250,000)	–
	JPMorgan Securities LLC	1,600,000	(1,600,000)	–
	Royal Bank of Canada	750,000	(750,000)	–
	Total	$12,253,000	$(12,253,000)	$–
U.S. Government Select	Bank of America N.A.	$404,000	$(404,000)	$–
	Barclays Capital, Inc.	750,000	(750,000)	–
	Citigroup Global Markets, Inc.	150,000	(150,000)	–
	Fixed Income Clearing Corp.	11,450,000	(11,450,000)	–
	JPMorgan Securities LLC	1,800,000	(1,800,000)	–
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 29 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Notes to the financial statements continued
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Royal Bank of Canada	$650,000	$(650,000)	$–
	Total	$15,204,000	$(15,204,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.
The Portfolios allocate all income and realized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.
E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from the financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios' capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.
At November 30, 2025, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury Instruments	$14	$(14)
Treasury	39	(39)
U.S. Government	269	(269)
U.S. Government Select	185	(185)
F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Treasury	$4	$58
At November 30, 2025, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury Instruments	$28,249	$—
Treasury	306,096	—
U.S. Government	70,310	—
U.S. Government Select	96,613	4

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2025, was as follows:
MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

November 30, 2025
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury Instruments	$172,242	$—
Treasury	3,694,909	—
U.S. Government	932,427	—
U.S. Government Select	1,349,924	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury Instruments	$21,668	$—
Treasury	4,169,507	—
U.S. Government	1,025,504	—
U.S. Government Select	1,545,374	2

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
As of November 30, 2025, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios' federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
3. BANK BORROWINGS
The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 7, 2025.
At a meeting held on August 20-21, 2025, the Board approved an agreement to replace the Credit Facility (as replaced, the "New Credit Facility"). The New Credit Facility, which is administered by Citibank, N.A., is a $185,000,000 senior unsecured revolving credit facility, the same as the Credit Facility. The interest rate and annual commitment fee charged under the New Credit Facility are the same as they were for the Credit Facility. The New Credit Facility went into effect on November 7, 2025 and will expire on November 6, 2026, unless renewed.
The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2025. There were no outstanding loan amounts at November 30, 2025.
4. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).
NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio or Class so that after such reimbursement the total annual fund operating expenses of the Portfolio or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board;  (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation for each Portfolio as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2025 were approximately $70,000, $456,000, $138,000 and $163,000 for the Treasury Instruments, Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.
At November 30, 2025, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury Instruments	0.16%	0.18%
Treasury	0.13%	0.15%
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 31 MONEY MARKET PORTFOLIOS

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Notes to the financial statements continued
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%
The contractual expense reimbursement arrangements described above may not be terminated before April 1, 2026 (June 11, 2026 for Treasury Instruments Portfolio) without the approval of the Board. The contractual expense reimbursement arrangements will continue automatically thereafter for periods of one year, except that with respect to Treasury Instruments Portfolio the arrangement will continue automatically for a period through April 1, 2027 and thereafter automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.
During the fiscal year ended November 30, 2025, NTI voluntarily reimbursed expenses for the Treasury Instruments and U.S. Government Select Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at November 30, 2025 were approximately $821,000 and $755,000 for the Treasury Instruments and U.S. Government Select Portfolios, respectively, and are included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI. There were no voluntary expense reimbursement receivables at November 30, 2025 for Treasury or U.S. Government Portfolios.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.
On a daily basis a Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolios to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares of the Treasury Instruments and Treasury Portfolios. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Instruments and Treasury Portfolios.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are
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November 30, 2025
“eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
5. RELATED PARTY TRANSACTIONS
The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to seek to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures.  For the fiscal year ended November 30, 2025, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.
Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.
6. INVESTMENT TRANSACTIONS
At November 30, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury Instruments	$ —	$ (1)	$ (1)	$8,776,066
Treasury	—	(2)	(2)	96,701,466
U.S. Government	—	—	—	21,748,796
U.S. Government Select	—	—	—	29,656,655
7. CAPITAL SHARE TRANSACTIONS
Transactions in Shares for the fiscal year ended November 30, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments	$7,128,929	$48,279	$ (4,958,022)	$2,219,186
Treasury	131,789,738	315,146	(130,038,990)	2,065,894
U.S. Government	251,823,440	6,617	(252,952,186)	(1,122,129)
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$328,664,972	$49,565	$(330,227,839)	$(1,513,302)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments**	$424,000	$1,357	$ (2,300)	$423,057
Treasury	129,889,130	260,252	(125,884,744)	4,264,638
U.S. Government	259,036,453	918	(254,199,999)	4,837,372
U.S. Government Select	313,032,096	77,745	(309,316,199)	3,793,642

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
**	Commenced class operations on October 7, 2024.
Transactions in Service Shares for the fiscal year ended November 30, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$320,245	$328	$ (290,161)	$30,412

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Service Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$320,258	$543	$ (333,616)	$ (12,815)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
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MONEY MARKET PORTFOLIOS

Notes to the financial statements continued
Transactions in Premier Shares for the fiscal year ended November 30, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments	$17,827,538	$ —	$ (13,451,347)	$4,376,191
Treasury	765,645,389	—	(758,509,966)	7,135,423

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Premier Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments**	$3,951,149	$ —	$ (2,242,516)	$1,708,633
Treasury	728,168,912	—	(717,319,168)	10,849,744

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
**	Commenced class operations on June 11, 2024.
Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments**	$25,000	$22	$ —	$25,022
Treasury	15,412,541	22,945	(13,694,907)	1,740,579
U.S. Government Select	15,400,514	52,776	(15,933,791)	(480,501)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
**	Commenced class operations on October 24, 2025.
Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$15,976,342	$33,158	$ (17,046,441)	$ (1,036,941)
U.S. Government Select	13,951,817	50,375	(14,031,660)	(29,468)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
8. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
9. OPERATING SEGMENTS
The Portfolios adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Portfolio's financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. Each Portfolio within the Trust represents a single operating segment, as the CODM monitors the operating results of each Portfolio as a whole and each Portfolio's long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Portfolio’s portfolio managers as a team. The financial information in the form of a Portfolio’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Portfolio (as a single segment), is consistent with that presented within each Portfolio's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU 2023-09's disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in
MONEY MARKET PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

November 30, 2025
multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (“PBEs”) must apply the ASU 2023-09's guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. This update does not have a material impact on the Portfolios' financial statements. The disclosures are required on an annual basis and will first apply to the Portfolios' November 30, 2026 annual financial statements.
11. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
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MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Trustees of Northern Institutional Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Northern Institutional Funds, comprising the Treasury Instruments Portfolio, Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (collectively, the “Funds”), including the schedules of investments, as of November 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended for Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio; the related statement of operations for the year ended November 30, 2025, and statements of changes in net assets and financial highlights for the year ended November 30, 2025, and the period from June 11, 2024 (commencement of investment operations) through November 30, 2024, for Treasury Instruments Portfolio; and the related notes (collectively referred to as the ”financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio as of November 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Instruments Portfolio as of November 30, 2025; and the results of operations for the year ended November 30, 2025, and the changes in net assets  and financial highlights for the year ended November 30, 2025, and for the period from June 11, 2024 (commencement of investment operations) through November 30, 2024, for Treasury Instruments Portfolio, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
January 23, 2026
We have served as the auditor of one or more Northern Trust investment companies since 2002.
MONEY MARKET PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

TAX AND DISTRIBUTION INFORMATION	November 30, 2025 (Unaudited)
The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2025:

Treasury Instruments	100%
Treasury	100%
U.S. Government	100%
U.S. Government Select	100%
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT  37 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Form N-CSR - Items 8 - 11
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the Statement of Operations for each Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
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NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 41 MONEY MARKET PORTFOLIOS

50 SOUTH LASALLE STREET
P.O. BOX 75986
CHICAGO, ILLINOIS 60675-5986
800-637-1380
NORTHERNTRUST.COM/INSTITUTIONAL

©2026 Northern Institutional Funds
NIF ANR COMBO MMP (1/26)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

 (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Incorporated by reference to Exhibit 13(a)(1) to the report filed on February 5, 2020 (Accession Number 000193125-20-025157).

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: January 30, 2026

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: January 30, 2026